GMO Alpha Only Fund
GMO ALPHA ONLY FUND
Investment objective
Total return greater than that of its benchmark, the Citigroup 3-Month Treasury Bill Index.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Alpha Only Fund		Class III	Class IV
Management fee	[1]	0.50%	0.50%
Shareholder service fee	[1]	0.15%	0.10%
Other expenses		0.02%	0.02%
Acquired fund fees and expenses (underlying fund expenses)	[2]	0.34%	0.34%
Total annual operating expenses		1.01%	0.96%
Expense reimbursement/waiver	[1]	(0.36%)	(0.36%)
Total annual operating expenses	[3]	0.65%	0.60%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2015, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	These indirect expenses include commissions paid to broker-dealers by the Fund for executing transactions in unaffiliated underlying funds ("transaction fees"). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.34% and less than 0.01%, respectively.
[3]	after expense reimbursement/waiver (Fund and underlying fund expenses)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Alpha Only Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class III	66	[1]	292	536	1,236
Class IV	61	[1]	276	509	1,178
[1]	After reimbursement/waiver

Expense Example, No Redemption GMO Alpha Only Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class III	66	[1]	292	536	1,236
Class IV	61	[1]	276	509	1,178
[1]	After reimbursement/waiver

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2014, the Fund’s portfolio turnover rate (excluding short-term investments) was 66% of the average value of its portfolio.
Principal investment strategies
GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not a standalone investment.

The Fund’s investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

To gain long investment exposure, the Fund invests in securities directly and may invest in other GMO Funds. To gain short investment exposure, the Fund may use over-the-counter (OTC) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities, including short sales of securities the Fund does not own. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to determine the Fund’s long and short positions. An important component of those forecasts is the expectation that market prices ultimately revert to their historical mean (average). GMO changes the Fund’s holdings in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by GMO can change over time.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund or those underlying Funds may affect the Fund’s or an underlying Fund’s performance more than if the Fund or the underlying Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The Fund or an underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. In addition, the value of the Fund’s shares will be adversely affected if the equities that are the subject of the Fund’s short positions appreciate in value.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. The Fund and some underlying Funds are not limited in their use of derivatives or in the total notional value of their derivative positions. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries that are subject to the same or similar risk factors creates more risk than if the Fund’s investments were more diversified.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 5.32% (4Q2008) Lowest Quarter: – 4.81% (2Q2009) Year-to-Date (as of 3/31/14): 1.05%
Average Annual Total Returns Periods Ending December 31, 2013
Average Annual Total Returns GMO Alpha Only Fund	1 Year	5 Years	10 Years	Incept.	Inception Date
Class III	(1.43%)	(2.06%)	1.92%	3.63%	Jul. 29, 1994
Class III Return After Taxes on Distributions	(1.45%)	(2.43%)	(0.36%)	1.49%	Jul. 29, 1994
Class III Return After Taxes on Distributions and Sale of Fund Shares	(0.80%)	(1.53%)	1.28%	2.32%	Jul. 29, 1994
Class III Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.05%	0.10%	1.59%	2.91%	Jul. 29, 1994
Class IV	(1.42%)	(2.03%)		1.38%	Mar. 02, 2006
Class IV Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.05%	0.10%		1.40%	Mar. 02, 2006